Transaction With Related Parties (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions with related parties [Abstract]
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Dividend Paid To Navios Holdings		$ 1,536	$ 768
Dividend Payable To Navios Holdings		384	384
The Navios Holdings Credit Facility [Abstract]
Loan With Related Party		40,000
Margin Loan with Related Party		LIBOR plus 300 bps
Amendment Date Loan With Related Party		Nov. 08, 2011
Maturity Date Loan With Related Party		Dec. 31, 2014
Second Amendment Date Loan With Related Party		Oct. 21, 2010
Outstanding Loan Due To Related Party Total		35,000	40,000
Interest Expense Related Party		1,164	710	236
Accrued Interest Expense Related Party Loan		1	62	0
Management Fees [Abstract]
Management Agreement Date		May 28, 2010
Daily Management Fee Chemical		6
Daily Management Fee Mr 2		6
Daily Management Fee Lr1		7
Daily Management Fee Vlcc		10
Management Agreement Amendment Date		May 04, 2012
Managment Agreement Current Rates Expiry Date		May 28, 2014
Fixed Dry Dock Special Survey Fee Product Tankers		300
Deferral Payment Drydock		Mar. 30, 2012
Deferral Payment Drydock Max Date		Jan. 04, 2014
Deferral Drydock Fee Charge		1% per annum over LIBOR
Deferral Management Fees Start Date		Sep. 28, 2012
Deferral Management Fees Max Date		Dec. 31, 2014
Fixed Management Fees Deferral Charge		1% per annum over LIBOR
Management fees		47,043	35,679	9,752
General Administrative Expenses [Abstract]
Administrative Services Agreement Date		May 28, 2010
Administrative Services Agreement Expiration Date		May 28, 2015
Administrative Fees		2,110	1,527	407
Balance Due To Related Parties [Abstract]
Due to related parties, short term		27,815	43,616
Due To Related Parties Long Term		57,701
Due To Related Parties Total		$ 85,516	$ 43,616